Statements of Changes In Trust Capital (Parenthetical)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Series 1 Unitholders [Member]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%